Income tax	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Income tax
3. Income tax

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,006	760	3,129	3,103
In respect of current period U.S.	(1)	(1)	(3)	(3)
In respect of prior period U.K.	(86)	19	(86)	19

	919	778	3,040	3,119
Deferred tax:
In respect of current period U.S.	(7)	(6)	(20)	(15)
In respect of prior period U.S.	—	(1)	—	(41)

Income tax credit	912	771	3,020	3,063

The income tax credit recognized primarily represents the U.K. research and development tax credit. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 33.35% of expenditure related to eligible research and development projects.

	September 30, 2019	December 31, 2018
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	7,282	4,239
U.S. tax	2	24

	7,284	4,263

Deferred tax asset
U.S. deferred tax asset	28	47